Overview - Schedule of Subsidiary (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
JAN Financial Press Limited (“JAN Financial”) (Hong Kong) [Member]
Schedule of Subsidiary [Line Items]
Name of subsidiary	JAN Financial Press Limited (“JAN Financial”) (Hong Kong)
Principal activities	Provision of financial printing services
Percentage of effective ownership held by the Company	100.00%	100.00%	100.00%
Miracle Media Production Limited (“MMPL”) (Hong Kong) [Member]
Schedule of Subsidiary [Line Items]
Name of subsidiary	Miracle Media Production Limited (“MMPL”) (Hong Kong)
Principal activities	Provision of printing, translation, production and maintenance services
Percentage of effective ownership held by the Company	100.00%